WisdomTree Trust
                                 48 Wall Street
                                   11th Floor
                               New York, NY 10005

                                 August 1, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: WisdomTree Trust (the "Trust")
    File Nos. 333-132380 and 811-21864

Dear Sir or Madam:

    Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust hereby certifies that the definitive form of prospectus and statement of additional information, dated July 27, 2007, used with respect to the Trust that would have been filed under Rule 497(c), does not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed as a Post-Effective amendment No. 5 under the Securities Act of 1933 on July 30, 2007.

    If you have any questions regarding this certification, please contact Robert Borzone at 212-596-9017 or me at 212-918-4968.


                                                Sincerely,

                                                WisdomTree Trust


                                                By:  /s/ Richard Morris
                                                     ----------------------
                                                Name: Richard Morris
                                                Title: Secretary